Putnam VT High Yield Fund
The fund's portfolio
9/30/22 (Unaudited)

CORPORATE BONDS AND NOTES (84.6%)(a)
		Principal amount	Value
Advertising and marketing services (0.6%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		$245,000	$206,961
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		250,000	188,750
Clear Channel Outdoor Holdings, Inc. 144A sr. unsec. notes 7.50%, 6/1/29		110,000	79,750
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27		420,000	320,865

			796,326
Automotive (1.3%)
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31		245,000	182,023
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.113%, 5/3/29		320,000	277,664
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27		270,000	236,250
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 2.90%, 2/16/28		220,000	172,524
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		735,000	573,300
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		330,000	275,052

			1,716,813
Basic materials (8.6%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		525,000	496,125
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		85,000	78,449
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		195,000	152,870
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		220,000	200,146
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		130,000	105,288
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		256,000	235,617
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		245,000	203,520
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		135,000	119,913
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		320,000	245,483
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		235,000	206,722
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		365,000	340,189
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		215,000	203,477
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		455,000	370,825
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		165,000	130,350
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		280,000	229,884
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		285,000	267,836
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		170,000	160,013
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		250,000	227,500
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		145,000	108,013
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		200,000	192,500
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		570,000	525,956
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		165,000	144,578
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		325,000	271,148
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		205,000	169,189
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		495,000	396,000
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		250,000	205,000
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)		215,000	172,000
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		225,000	178,940
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	240,000	148,428
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$245,000	192,482
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		390,000	292,500
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		170,000	161,500
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		275,000	219,142
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		70,000	52,214
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		215,000	176,300
Olympus Water US Holding Corp. 144A sr. notes 4.25%, 10/1/28		430,000	330,563
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		380,000	260,300
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		330,000	214,730
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		395,000	326,029
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		155,000	119,148
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26		240,000	186,600
Sylvamo Corp. 144A company guaranty sr. unsec. notes 7.00%, 9/1/29		455,000	391,300
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		405,000	287,489
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		310,000	182,900
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		435,000	321,900
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		380,000	338,200
WR Grace Holdings, LLC 144A company guaranty sr. notes 5.625%, 10/1/24		200,000	194,500
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		280,000	240,696
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		330,000	247,500

			11,221,952
Broadcasting (3.3%)
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26		520,000	400,400
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A company guaranty notes 5.375%, 8/15/26		345,000	68,672
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29		330,000	79,496
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		260,000	63,700
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		920,000	721,671
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		372,569	312,958
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29		260,000	207,272
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31		210,000	159,079
Scripps Escrow, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/27		165,000	143,550
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		540,000	418,738
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		470,000	399,773
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26		265,000	166,950
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26		325,000	297,073
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		340,000	320,862
Univision Communications, Inc. 144A company guaranty sr. notes 4.50%, 5/1/29		90,000	73,392
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		205,000	194,750
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		405,000	344,214

			4,372,550
Building materials (2.1%)
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		375,000	328,043
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		295,000	230,838
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		100,000	68,036
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		205,000	168,961
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		270,000	193,050
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		250,000	169,375
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		125,000	110,566
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		325,000	248,465
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		170,000	125,906
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		220,000	154,726
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		265,000	234,501
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		30,000	25,346
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		220,000	168,300
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		395,000	335,750
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		190,000	155,032

			2,716,895
Capital goods (8.1%)
Adient Global Holdings, Ltd. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.50%, 8/15/24	EUR	220,000	198,548
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		$515,000	394,794
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		61,000	53,721
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		100,000	92,000
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		225,000	186,233
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		200,000	146,471
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		410,000	377,200
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		200,000	183,434
Bombardier, Inc. 144A sr. unsec. notes 6.00%, 2/15/28 (Canada)		125,000	104,584
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		477,000	467,093
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29		405,000	327,345
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		155,000	155,000
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)		250,000	210,000
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		85,000	71,400
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		70,000	58,344
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		305,000	284,030
Granite US Holdings Corp. 144A company guaranty sr. unsec. notes 11.00%, 10/1/27		315,000	296,953
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		305,000	235,032
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		455,000	371,717
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		390,000	365,625
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		90,000	72,287
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		560,000	390,074
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		555,000	382,645
OT Merger Corp. 144A sr. unsec. notes 7.875%, 10/15/29		420,000	284,550
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		270,000	227,742
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		575,000	475,813
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		290,000	271,341
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		900,000	755,649
Stevens Holding Co., Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		345,000	337,169
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		165,000	141,609
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		260,000	245,638
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		275,000	239,168
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		470,000	379,903
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		245,000	197,232
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		405,000	392,850
Vertical Midco GMBH company guaranty sr. notes Ser. REGS, 4.375%, 7/15/27 (Germany)	EUR	115,000	94,380
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		$590,000	474,950
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		345,000	303,093
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		380,000	372,192

			10,617,809
Commercial and consumer services (2.3%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		305,000	253,150
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		340,000	219,427
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		580,000	449,683
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		235,000	185,844
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		355,000	290,213
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		90,000	74,925
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		273,000	239,510
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		165,000	138,628
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		310,000	264,545
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		380,000	363,816
Sabre GLBL, Inc. 144A company guaranty sr. notes 7.375%, 9/1/25		150,000	134,345
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		475,000	433,141

			3,047,227
Communication services (6.7%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)		205,000	157,907
Altice France Holding SA 144A company guaranty sr. sub. notes 10.50%, 5/15/27 (France)		345,000	270,223
Altice France Holding SA 144A company guaranty sr. unsec. notes 6.00%, 2/15/28 (France)		310,000	196,640
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		230,000	173,048
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		400,000	316,000
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		280,000	209,191
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		210,000	160,161
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		1,295,000	1,133,539
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		255,000	206,869
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		145,000	114,672
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		610,000	467,894
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		475,000	439,375
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		300,000	261,750
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		500,000	431,055
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26		160,000	122,731
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		345,000	202,688
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		300,000	226,722
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		165,000	135,176
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		530,000	265,000
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		155,000	138,916
Frontier Communications Corp. 144A notes 6.75%, 5/1/29		745,000	614,625
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		140,000	140,090
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		195,000	152,102
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		800,000	822,000
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		330,000	341,330
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		230,000	185,343
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29		165,000	136,231
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		115,000	108,561
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)		200,000	147,079
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)		240,000	182,400
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%, 1/15/27 (Netherlands)		420,000	350,700

			8,810,018
Consumer (0.8%)
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		615,000	445,873
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32		175,000	124,460
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		240,000	190,918
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 3/15/31		315,000	214,761

			976,012
Consumer staples (5.7%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		215,000	169,330
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		365,000	316,273
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		365,000	315,725
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		90,000	76,141
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		510,000	455,849
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		365,000	367,177
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		295,000	262,759
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		165,000	119,213
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		330,000	267,988
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. notes 4.625%, 1/15/29		150,000	124,125
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		150,000	114,000
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		500,000	450,000
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		325,000	322,943
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		265,000	246,176
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		270,000	244,925
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		395,000	334,269
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		164,000	146,370
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		145,000	109,475
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		70,000	57,488
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		500,000	436,875
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26		235,000	185,778
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		120,000	112,310
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		445,000	434,222
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		175,000	169,173
Newell Brands, Inc. sr. unsec. unsub. notes 4.45%, 4/1/26		295,000	271,400
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29		520,000	379,201
Rite Aid Corp. 144A company guaranty sr. notes 8.00%, 11/15/26		158,000	111,814
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25		213,000	162,055
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		300,000	291,663
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32		100,000	88,664
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		160,000	127,872
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		240,000	209,738

			7,480,991
Energy (oil field) (0.5%)
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		195,000	176,534
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		102,000	101,501
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		230,000	211,600
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		150,000	136,324

			625,959
Entertainment (1.6%)
AMC Entertainment Holdings, Inc. 144A company guaranty notes 10.00%, 6/15/26(PIK)		340,000	232,050
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 7.50%, 2/15/29		145,000	112,013
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		380,000	331,550
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26		275,000	229,949
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		370,000	284,563
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		205,000	195,488
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		160,000	153,960
NCL Corp., Ltd. 144A company guaranty sr. notes 5.875%, 2/15/27		135,000	112,725
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		100,000	76,000
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		70,000	68,975
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		120,000	91,800
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		240,000	210,000

			2,099,073
Financials (7.2%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		275,000	237,905
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		390,000	336,098
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		730,000	765,301
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		305,000	255,261
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		140,000	134,050
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		130,000	127,557
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		210,000	195,556
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		360,000	251,100
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. notes 3.375%, 10/1/28		175,000	106,750
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		150,000	160,500
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		231,000	190,861
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		270,000	236,250
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27		175,000	124,711
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		100,000	93,750
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		195,000	173,063
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		335,000	317,719
HUB International, Ltd. 144A sr. unsec. notes 5.625%, 12/1/29		100,000	83,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		365,000	341,107
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		325,000	284,541
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		165,000	132,805
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		260,000	261,641
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		420,000	414,204
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		335,000	324,966
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		435,000	325,663
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		90,000	82,800
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		305,000	247,050
Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		328,000	304,459
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		355,000	260,348
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		390,000	306,245
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		160,000	144,224
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		470,000	403,260
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		185,000	143,375
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31		160,000	114,459
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		305,000	260,763
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		520,000	450,600
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		120,000	112,200
Societe Generale SA 144A jr. unsec. sub. FRN 4.75%, perpetual maturity (France)		255,000	189,975
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)		260,000	178,178
USI, Inc./NY 144A sr. unsec. notes 6.875%, 5/1/25		300,000	288,384

			9,361,179
Gaming and lottery (2.8%)
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		155,000	137,177
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		555,000	449,384
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		125,000	95,510
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25		760,000	733,324
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		425,000	375,818
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26		105,000	90,303
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		205,000	164,328
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		500,000	465,355
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28		145,000	136,713
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		110,000	83,081
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		305,000	250,334
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		370,000	325,674
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		335,000	270,747
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		90,000	87,913

			3,665,661
Health care (7.4%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)		33,702	33,449
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25		435,000	218,296
Bausch Health Cos, Inc. 144A company guaranty sr. sub. notes 11.00%, 9/30/28		59,915	48,231
Bausch Health Cos, Inc. 144A company guaranty sub. notes 14.00%, 10/15/30		11,983	6,531
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		225,000	155,250
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		280,000	180,516
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		425,000	336,575
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		785,000	702,575
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		160,000	128,800
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		145,000	118,900
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		245,000	212,118
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		35,000	25,900
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		305,000	235,613
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		240,000	109,800
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29		445,000	214,952
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		155,000	107,919
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.40%, 8/28/28		440,000	388,428
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		150,000	123,858
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		600,000	518,250
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty unsub. notes 10.00%, 4/15/25 (Luxembourg)		426,000	255,600
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		440,000	347,851
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29		560,000	448,946
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29		275,000	207,625
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		105,000	88,725
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		350,000	299,250
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30		110,000	96,800
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		390,000	306,199
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		535,000	486,197
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		125,000	97,761
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		175,000	140,733
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		590,000	529,400
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		460,000	427,464
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29		230,000	190,498
Tenet Healthcare Corp. 144A company guaranty sr. unsub. notes 6.125%, 6/15/30		370,000	338,920
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		935,000	858,054
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		755,000	622,845

			9,608,829
Homebuilding (0.5%)
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		390,000	405,600
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		275,000	198,344

			603,944
Lodging/Tourism (1.3%)
Carnival Corp. 144A notes 10.50%, 2/1/26		290,000	286,929
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		330,000	231,182
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		435,000	391,557
Hilton Domestic Operating Co., Inc. 144A company guaranty sr. unsec. notes 3.625%, 2/15/32		160,000	122,544
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		365,000	334,888
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		370,000	342,262

			1,709,362
Media (0.4%)
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		85,000	83,340
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28		250,000	248,132
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 4.50%, 7/15/29		185,000	184,181

			515,653
Oil and gas (12.2%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		190,000	190,950
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		96,000	95,822
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		165,000	133,199
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		535,000	466,627
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28		255,000	235,238
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		625,000	547,191
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		540,000	522,426
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		260,000	218,005
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		35,000	26,875
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		175,000	166,250
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		355,000	309,189
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		300,000	276,692
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		485,000	438,371
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		485,000	469,844
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		400,000	439,409
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		155,000	170,888
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		475,000	438,202
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		940,000	894,053
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		445,000	416,075
EQT Corp. sr. unsec. notes 7.00%, 2/1/30		185,000	190,902
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		35,000	32,656
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		155,000	133,060
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		345,000	302,094
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		135,000	109,013
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		340,000	322,747
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 6.25%, 4/15/32		195,000	171,600
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 6.00%, 4/15/30		175,000	153,125
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		470,000	414,065
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		290,000	265,541
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26		150,000	130,518
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30		235,000	238,525
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31		85,000	83,725
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		890,000	861,075
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		915,000	915,000
Occidental Petroleum Corp. sr. unsec. sub. notes 5.875%, 9/1/25		95,000	95,287
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34		70,000	68,192
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		260,000	270,850
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		70,000	68,509
Ovintiv, Inc. company guaranty sr. unsec. unsub. notes 8.125%, 9/15/30		125,000	134,928
Permian Resources Operating LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		375,000	342,188
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		565,000	540,988
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		80,000	70,632
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		490,000	429,032
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		145,000	139,183
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		135,000	129,938
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		70,000	66,523
SM Energy Co. sr. unsec. unsub. notes 5.625%, 6/1/25		285,000	273,600
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		350,000	315,368
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		740,000	671,032
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30		240,000	204,026
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		370,000	314,500
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		120,400	112,273
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		205,625	188,147
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27		235,000	217,361
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. bonds 3.875%, 11/1/33		495,000	384,863
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29		130,000	111,524
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		50,000	46,026

			15,973,922
Publishing (1.1%)
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		310,000	290,625
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		435,000	363,232
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		445,000	365,334
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		40,000	35,100
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		460,000	390,476

			1,444,767
Retail (1.1%)
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32		35,000	26,952
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29		65,000	51,959
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		210,000	173,038
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		275,000	251,625
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		41,000	42,435
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		275,000	239,250
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. bonds 6.125%, 3/15/32		150,000	114,851
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 5.875%, 3/15/30		40,000	31,638
PetSmart Inc/PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29		265,000	236,894
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		425,000	318,750

			1,487,392
Technology (4.6%)
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		970,000	756,600
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		165,000	127,819
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		185,000	181,314
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29		200,000	190,139
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29		460,000	360,180
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		140,000	128,901
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		116,000	103,060
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27		365,000	301,581
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		505,000	424,200
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		795,000	670,702
NortonLifeLock, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27		150,000	144,750
Picard Midco, Inc. 144A sr. notes. 6.50%, 3/31/29		435,000	367,445
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		880,000	651,200
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		375,000	298,594
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		175,000	137,370
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		335,000	270,513
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		1,055,000	860,817

			5,975,185
Textiles (0.7%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		325,000	309,888
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		415,000	325,775
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		400,000	312,000

			947,663
Toys (0.3%)
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		120,000	114,900
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		245,000	205,995
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		65,000	58,008

			378,903
Transportation (1.5%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		325,000	283,563
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		325,000	305,230
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		480,000	447,051
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		130,000	107,567
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		130,000	116,025
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		770,000	700,819

			1,960,255
Utilities and power (1.9%)
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		195,000	144,446
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		155,000	135,188
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		120,000	102,000
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		460,000	405,255
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		760,000	554,799
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		24,000	23,502
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		435,000	339,320
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		180,000	157,500
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		160,000	141,153
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		140,000	122,221
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		135,000	115,032
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		270,000	250,425

			2,490,841

Total corporate bonds and notes (cost $130,767,826)			$110,605,181

SENIOR LOANS (6.4%)(a)(c)
	Principal amount	Value
Basic materials (0.4%)
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (ICE LIBOR USD 3 Month + 3.50%), 6.615%, 11/23/27	$320,613	$277,971
Klockner-Pentaplast of America, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 8.259%, 2/4/26	151,927	128,378
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 6.283%, 10/1/25	149,098	139,593

		545,942
Capital goods (0.7%)
Adient US, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 6.365%, 4/1/28	251,813	237,177
BWAY Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 5.814%, 4/3/24	237,676	220,891
Filtration Group Corp. bank term loan FRN (ICE LIBOR USD 1 Month + 3.50%), 6.621%, 10/19/28	54,450	51,569
MajorDrive Holdings IV, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 7.125%, 6/1/28	409,392	376,640

		886,277
Communication services (0.4%)
Asurion, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.25%), 8.365%, 1/30/29	95,000	72,200
Asurion, LLC bank term loan FRN Ser. B9, (ICE LIBOR USD 1 Month + 3.25%), 6.365%, 7/31/27	143,183	120,488
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 8.115%, 7/22/27	318,500	295,928

		488,616
Consumer cyclicals (1.5%)
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 3.00%), 5.756%, 4/22/26	319,600	249,384
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 0.00%), 6.784%, 10/19/27	329,343	307,389
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 6.306%, 8/21/26	307,472	273,745
Garda World Security Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.25%), 7.24%, 10/30/26	292,003	274,118
iHeartCommunications, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 6.365%, 5/1/26	205,068	192,124
PetSmart, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 6.87%, 1/29/28	229,421	216,612
Robertshaw Holdings Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 8.00%), 11.125%, 2/28/26	200,000	120,000
Terrier Media Buyer, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 6.615%, 12/17/26	262,622	245,334
Werner Finco LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 7.674%, 7/24/24	156,341	140,707

		2,019,413
Consumer staples (0.9%)
Ascend Learning, LLC bank term loan FRN (ICE LIBOR USD 1 Month + 5.75%), 8.865%, 11/18/29	230,000	199,095
Brand Industrial Services, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 6.952%, 6/21/24	572,614	496,961
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 4.25%), 7.365%, 12/17/28	510,951	434,732

		1,130,788
Energy (0.3%)
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.75%), 7.424%, 5/27/28	409,813	394,785

		394,785
Financials (0.2%)
HUB International, Ltd. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 5.982%, 4/25/25	229,441	220,695

		220,695
Health care (0.4%)
Global Medical Response, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 6.814%, 10/2/25	494,575	427,560
One Call Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 5.50%), 7.752%, 4/22/27	196,045	143,113

		570,673
Technology (1.2%)
Epicor Software Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 7.75%), 10.274%, 7/30/28	170,000	165,240
Greeneden US Holdings II, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 7.115%, 12/1/27	349,675	332,200
Polaris Newco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 7.674%, 6/3/28	221,830	204,207
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 9.32%, 8/31/29	225,000	215,719
Rocket Software, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 7.365%, 11/28/25	172,813	165,145
UKG, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 5.25%), 7.535%, 5/3/27	215,000	202,100
UKG, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 3.25%), 5.535%, 5/3/26	343,908	326,427

		1,611,038
Transportation (0.4%)
American Airlines, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 7.46%, 4/20/28	150,000	145,050
United Airlines, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 6.533%, 4/21/28	329,975	314,347

		459,397

Total senior loans (cost $9,160,846)		$8,327,624

CONVERTIBLE BONDS AND NOTES (1.9%)(a)
	Principal amount	Value
Avalara, Inc. cv. sr. unsec. notes 0.25%, 8/1/26	$155,000	$149,885
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25, (Israel)	225,000	174,668
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51	310,000	220,565
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	125,000	142,563
Nabors Industries, Inc. company guaranty cv. sr. unsec. notes 0.75%, 1/15/24	405,000	368,550
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	141,000	185,909
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	280,000	185,675
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	131,000	103,068
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	270,000	211,950
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	270,000	197,451
Transocean, Inc. company guaranty cv. sr. unsec. sub. notes 0.50%, 1/30/23	150,000	142,688
Unity Software, Inc. 144A cv. sr. unsec. notes zero %, 11/15/26	280,000	203,000
Upwork, Inc. cv. sr. unsec. notes 0.25%, 8/15/26	280,000	204,764

Total convertible bonds and notes (cost $2,838,362)		$2,490,736

COMMON STOCKS (1.1%)(a)
	Shares	Value
Antero Resources Corp.(NON)	14,600	$445,738
Chord Energy Corp.	3,613	494,150
Frontier Communications Parent, Inc.(NON)	8,375	196,226
iHeartMedia, Inc. Class A(NON)	12,934	94,806
OneMain Holdings, Inc.	4,865	143,615
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	36,615	45,769

Total common stocks (cost $1,176,542)		$1,420,304

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
	Shares	Value
Aptiv PLC $5.50 cv. pfd.	1,020	$96,359
KKR & Co., Inc. $3.00 cv. pfd.	2,559	139,235
PG&E Corp. $5.50 cv. pfd.	2,160	247,700
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	235	264,352

Total convertible preferred stocks (cost $818,130)		$747,646

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Guaranteed Rate, Inc.(F)	3/1/23	$0.01	188	$6

Total warrants (cost $9)				$6

SHORT-TERM INVESTMENTS (3.3%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 3.11%(AFF)	Shares	4,244,881	$4,244,881
U.S. Treasury Bills 2.640%, 10/25/22		$100,000	99,845

Total short-term investments (cost $4,344,708)			$4,344,726
TOTAL INVESTMENTS

Total investments (cost $149,106,423)			$127,936,223

	FORWARD CURRENCY CONTRACTS at 9/30/22 (aggregate face value $545,497) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Euro	Sell	12/21/22	$95,941	$98,459	$2,518
	Morgan Stanley & Co. International PLC
		Euro	Sell	12/21/22	99,886	100,634	748
	State Street Bank and Trust Co.
		Euro	Sell	12/21/22	337,520	346,404	8,884

	Unrealized appreciation						12,150

	Unrealized (depreciation)						—

	Total						$12,150
*	The exchange currency for all contracts listed is the United States Dollar.

Key to holding's currency abbreviations
EUR	Euro
Key to holding's abbreviations
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
LIBOR	London Interbank Offered Rate
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2022 through September 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $130,729,288.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/22
Short-term investments
	Putnam Short Term Investment Fund*	$8,940,638	$34,549,076	$39,244,833	$55,027	$4,244,881

	Total Short-term investments	$8,940,638	$34,549,076	$39,244,833	$55,027	$4,244,881
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(FWC)	Forward commitment, in part or in entirety.
(WIS)	When-issued security.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$196,226	$—	$—
Consumer cyclicals	94,806	—	—
Energy	939,888	—	—
Financials	143,615	—	—
Utilities and power	—	45,769	—

Total common stocks	1,374,535	45,769	—
Convertible bonds and notes	—	2,490,736	—
Convertible preferred stocks	—	747,646	—
Corporate bonds and notes	—	110,605,181	—
Senior loans	—	8,327,624	—
Warrants	—	—	6
Short-term investments	—	4,344,726	—

Totals by level	$1,374,535	$126,561,682	$6
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$12,150	$—

Totals by level	$—	$12,150	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$330,000
Warrants (number of warrants)	200
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com